CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Current Assets:
Cash and Cash Equivalents	$ 4,210	$ 147,364		$ 795,914
Investments				244,416
Inventory	854,202	495,821		365,350
Accounts Receivable	554,053	899,493		455,458	[1]
Loans Receivable - Employees	19,095	23,360		29,738
Prepaid Expenses - Short Term	357,646	241,208		113,688
Prepaid Taxes	894,301	792,301		167,301	[2]
Deferred Tax Asset - Short Term	222,628	300,170		30,773	[2]
Total Current Assets	2,906,135	2,899,717		2,202,638
Long Term Accounts Receivable
Property and Equipment - Net of Accumulated Depreciation	384,217	411,823		535,488
Intangible Assets - Net of Accumulated Amortization	2,347,880	2,387,801		2,201,690
Prepaid Expenses - Long Term	53,451	111,259		202,073
Deferred Tax Asset - Long Term	5,326,093	3,141,176	[3]	783,720
Other Assets	46,000	26,000		26,000
Total Assets	11,063,776	8,977,776		5,951,609
Liabilities:
Accounts Payable and Accrued Expenses	6,549,536	5,035,136		1,558,863
Notes Payable-Related Parties: Short-term	5,122,000	1,775,561		300,000
Other Amounts due to Related Parties		602,948
Taxes Payable
Deferred Tax Liability - Current	69,648	69,648	[3]	69,648	[2]
Derivative Liability	426,625
Total Current Liabilities	12,167,809	7,483,293		1,928,511
Notes Payable-Related Parties:Long-term (net of $171,452 discount)	363,996	0
Deferred Income Taxes	1,002,283	887,050		731,828
Total Liabilities	13,534,088	8,370,343		2,660,339
Shareholders' Equity:
Preferred stock, $0.001 par value; 20,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.001 par value; 100,000,000 shares authorized, 22,049,576,21,949,576 and 18,308,576 shares issued and outstanding at September 30, 2012, December 31, 2011 and December 31, 2010, respectively	22,050	21,950		18,309
Additional Paid-In Capital	6,648,433	4,684,095		3,191,314
Accumulated Deficit	(9,140,795)	(4,098,612)	[4]	78,438
Accumulated Other Comprehensive Income (Loss)				3,209
Total Shareholders' Equity (Deficit)	(2,470,312)	607,433		3,291,270
Total Liabilities and Shareholders' Equity (Deficit)	$ 11,063,776	$ 8,977,776		$ 5,951,609

[1]	Restatement of Accounts Receivable resulting from unrecognized revenues
[2]	Restatement of Income Taxes to reflect the affect of the change in revenues.
[3]	Restatement of Income Taxes to reflect a correction in the calculation of deferred tax assets and liabilities
[4]	Restatement of Accumulated Deficit to reflect changes to tax accounts reflected in 2010 restatement.